Long-term Debt - Debt Securities and Debt Covenants (Details)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Secured Debt
Debt Instrument [Line Items]
Collateral	All loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances.
Covenants
Debt Covenants: The secured loan agreements also contain also the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

∙      The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;
∙      The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.65:1;
∙      The Market Value Adjusted Net Worth shall not be less than $100,000,000;
∙      Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $8,000,000.

The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender's prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross-default to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant, except in the cases discussed below. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%, except in the case of the waiver periods, discussed below; according to the provisions of each individual loan agreement with the relevant bank.

Covenant compliance	As of December 31, 2015, the Company was in compliance with all of its debt covenants, or had obtained waivers, with the exception of the Market Value Adjusted Net Worth.
Minimum market value adjusted net worth	$ 100,000,000
Minimum liquid assets per vessel	750,000
Minimum liquid assets	$ 8,000,000
Chief Executive Officer
Debt Instrument [Line Items]
Ownership percentage by CEO	13.10%
Minimum | Secured Debt
Debt Instrument [Line Items]
Asset cover ratio	120.00%
EBITDA to net interest expenses ratio	250.00%
Minimum | Chief Executive Officer
Debt Instrument [Line Items]
Ownership percentage by CEO	10.00%
Maximum | Secured Debt
Debt Instrument [Line Items]
Asset cover ratio	140.00%
Total debt or Total liabilities to market value adjusted total assets ratio	65.00%
ABN AMRO Bank N.V. $100,000,000 secured loan agrement | Waiver period - From June 30, 2015 and ending on June 29, 2016
Debt Instrument [Line Items]
Minimum market value adjusted net worth	$ 60,000,000
Maximum amount of quarterly dividends per share | $ / shares	$ 0.05
ABN AMRO Bank N.V. $100,000,000 secured loan agrement | Waiver period - From June 30, 2015 and ending on June 29, 2016 | Minimum
Debt Instrument [Line Items]
Asset cover ratio	120.00%
ABN AMRO Bank N.V. $100,000,000 secured loan agrement | Waiver period - From June 30, 2015 and ending on June 29, 2016 | Maximum
Debt Instrument [Line Items]
Total debt or Total liabilities to market value adjusted total assets ratio	80.00%
ABN AMRO Bank N.V. $100,000,000 secured loan agrement | After waiver period - From June 30, 2016 and thereafter
Debt Instrument [Line Items]
Minimum market value adjusted net worth	$ 100,000,000
ABN AMRO Bank N.V. $100,000,000 secured loan agrement | After waiver period - From June 30, 2016 and thereafter | Minimum
Debt Instrument [Line Items]
Asset cover ratio	140.00%
ABN AMRO Bank N.V. $100,000,000 secured loan agrement | After waiver period - From June 30, 2016 and thereafter | Maximum
Debt Instrument [Line Items]
Total debt or Total liabilities to market value adjusted total assets ratio	65.00%
Unicredit Bank AG $30,000,000 secured loan agreement | Minimum
Debt Instrument [Line Items]
Asset cover ratio	120.00%
Unicredit Bank AG $30,000,000 secured loan agreement | Waiver period - From January 1, 2014 and ending on June 30, 2015
Debt Instrument [Line Items]
Minimum liquid assets per vessel	$ 500,000
Minimum liquid assets	$ 5,000,000
Unicredit Bank AG $30,000,000 secured loan agreement | Waiver period - From January 1, 2014 and ending on June 30, 2015 | Maximum
Debt Instrument [Line Items]
Total debt or Total liabilities to market value adjusted total assets ratio	80.00%
Unicredit Bank AG $30,000,000 secured loan agreement | After waiver period - From July 1, 2015 and thereafter
Debt Instrument [Line Items]
Minimum liquid assets per vessel	$ 750,000
Minimum liquid assets	$ 8,000,000
Unicredit Bank AG $30,000,000 secured loan agreement | After waiver period - From July 1, 2015 and thereafter | Maximum
Debt Instrument [Line Items]
Total debt or Total liabilities to market value adjusted total assets ratio	65.00%
Unicredit Bank AG $30,000,000 secured loan agreement | After waiver period - From July 1, 2015 and thereafter if equivalent provisions in other loan agreements are lower
Debt Instrument [Line Items]
Minimum liquid assets per vessel	$ 500,000
Minimum liquid assets	$ 5,000,000
Credit Suisse AG $31,650,000 secured loan agreement | Minimum
Debt Instrument [Line Items]
Asset cover ratio	130.00%
Credit Suisse AG $31,650,000 secured loan agreement | Maximum
Debt Instrument [Line Items]
Total debt or Total liabilities to market value adjusted total assets ratio	80.00%
Credit Suisse AG $31,650,000 secured loan agreement | During the first year from the date of the loan agreement
Debt Instrument [Line Items]
Minimum liquid assets	$ 6,000,000
Credit Suisse AG $31,650,000 secured loan agreement | During the second year from the date of loan agreement
Debt Instrument [Line Items]
Minimum liquid assets	7,000,000
Credit Suisse AG $31,650,000 secured loan agreement | From the third year from the date of the loan agrrement and thereafter
Debt Instrument [Line Items]
Minimum liquid assets per vessel	500,000
Minimum liquid assets	8,000,000
ABN AMRO Bank N.V. $25,000,000 secured loan agreement | Waiver period - From June 30, 2015 and ending on June 29, 2016
Debt Instrument [Line Items]
Minimum market value adjusted net worth	$ 60,000,000
Maximum amount of quarterly dividends per share | $ / shares	$ 0.05
ABN AMRO Bank N.V. $25,000,000 secured loan agreement | Waiver period - From June 30, 2015 and ending on June 29, 2016 | Maximum
Debt Instrument [Line Items]
Total debt or Total liabilities to market value adjusted total assets ratio	80.00%
ABN AMRO Bank N.V. $25,000,000 secured loan agreement | After waiver period - From June 30, 2016 and thereafter
Debt Instrument [Line Items]
Minimum market value adjusted net worth	$ 100,000,000
ABN AMRO Bank N.V. $25,000,000 secured loan agreement | After waiver period - From June 30, 2016 and thereafter | Maximum
Debt Instrument [Line Items]
Total debt or Total liabilities to market value adjusted total assets ratio	65.00%